Accounts Receivable and Notes Receivable - Additional Information (Details) - TOI Parent Inc. - USD ($)		3 Months Ended	9 Months Ended			12 Months Ended
	Feb. 26, 2020	Dec. 31, 2018	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2018	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable and Notes Receivable
Bad debt write-offs		$ 0	$ 667,099	$ 0	$ 0	$ 4,233,053	$ 326,926
Management Services Agreement
Accounts Receivable and Notes Receivable
Principal amount of notes issued	$ 7,500,000
Annual straight-line forgiveness term	5 years
Amount forgiven each year	$ 1,500,000